Earnings per Share (Tables)	9 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the components of basic and diluted earnings per share:

	Three Months Ended		Nine Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
Net earnings attributable to CDK	$56.3	$69.6	$137.7	$176.0

Weighted-average shares outstanding:
Basic	160.6	160.6	160.7	160.6
Effect of employee stock options	0.7	—	0.4	—
Effect of employee restricted stock	0.6	—	0.4	—
Diluted	161.9	160.6	161.5	160.6

Basic earnings attributable to CDK per share	$0.35	$0.43	$0.86	$1.10
Diluted earnings attributable to CDK per share	$0.35	$0.43	$0.85	$1.10